Long-term debt - Accounts Receivable Facility and Other (Details) - Accounts Receivable Facility € in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Long-term debt
Maximum amount available	$ 900,000	€ 767,591	$ 900,000	€ 733,437
Balance outstanding	15,000	12,793
Letters of credit outstanding	$ 12,522	€ 10,680	$ 12,522	€ 10,205